UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
   (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:

Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2010

ITEM 1.          REPORT TO STOCKHOLDERS.

          The Semi-Annual Report to Stockholders is filed herewith.

April 30, 2010

Semi-Annual Report

Legg Mason
Western Asset
SMASh Series
M Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II | Legg Mason Western Asset SMASh Series M Fund

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Fund name change

Prior to October 5, 2009, the Fund was known as SMASh Series M Fund. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report for Legg Mason Western Asset SMASh Series M Fund for the six-month reporting period ended April 30, 2010.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 28, 2010

Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report | 1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2010 and October 31, 2009. The Fund is actively managed. As a result, the composition of the Fund’s investment is subject to change at any time.

2 | Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2009 and held for the six months ended April 30, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”

Based on actual total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]

9.06%	$1,000.00	$1,090.60	0.00%	$0.00

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the period[3,4]

5.00%	$1,000.00	$1,024.79	0.00%	$0.00

[1]	For the six months ended April 30, 2010.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement agreement between the Fund and the manager.

[4]

Expenses (net of expense reimbursements) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report | 3

Schedule of investments (unaudited)
April 30, 2010

Legg Mason Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value

Mortgage-Backed Securities — 28.1%

FHLMC — 2.0%

Federal Home Loan Mortgage Corp. (FHLMC)	3.155%	2/1/32	$7,738	$8,069	(a)

Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	11/1/35	403,688	427,977

Federal Home Loan Mortgage Corp. (FHLMC)	5.609%	5/1/37	398,858	421,453	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	5/13/40	600,000	642,281	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	6/14/40	700,000	736,859	(b)

Total FHLMC				2,236,639

FNMA — 25.6%

Federal National Mortgage Association (FNMA)	5.500%	5/18/25	2,500,000	2,671,875	(b)

Federal National Mortgage Association (FNMA)	3.060%	5/1/32	31,672	32,092	(a)

Federal National Mortgage Association (FNMA)	3.560%	7/1/32	68,012	70,181	(a)

Federal National Mortgage Association (FNMA)	1.989%	1/1/33	142,022	145,245	(a)

Federal National Mortgage Association (FNMA)	5.000%	1/1/35 - 3/1/38	9,396,570	9,805,259

Federal National Mortgage Association (FNMA)	5.500%	11/1/36 - 8/1/37	642,827	679,571

Federal National Mortgage Association (FNMA)	4.500%	6/1/37 - 2/1/38	925,460	935,776

Federal National Mortgage Association (FNMA)	6.000%	5/13/40	1,800,000	1,922,063	(b)

Federal National Mortgage Association (FNMA)	6.500%	5/13/40	2,870,000	3,103,188	(b)

Federal National Mortgage Association (FNMA)	5.000%	6/14/40	7,500,000	7,733,205	(b)

Federal National Mortgage Association (FNMA)	6.000%	12/1/47	1,363,844	1,444,069

Total FNMA				28,542,524

GNMA — 0.5%

Government National Mortgage Association (GNMA)	6.000%	5/20/40	500,000	537,313	(b)

Total Mortgage-Backed Securities (Cost — $30,462,690)				31,316,476

Asset-Backed Securities — 13.7%

Financials — 13.7%

Automobiles — 0.6%

Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	640,000	678,140	(c)

Home Equity — 11.0%

ABFS Mortgage Loan Trust, 2003-2 A	0.763%	4/25/34	42,749	38,397	(a)(c)

ACE Securities Corp., 2005-SD3 A	0.663%	8/25/45	85,605	79,897	(a)

ACE Securities Corp., 2006-GP1 A	0.393%	2/25/31	63,501	52,039	(a)

AFC Home Equity Loan Trust, 2002-2 2A	0.563%	6/25/30	30,503	14,032	(a)

Amortizing Residential Collateral Trust, 2002-BC1M A	0.543%	1/1/32	71,528	47,387	(a)(d)

Asset-Backed Securities Corp., Home Equity Loan Trust, 2001-HE3 A1	0.794%	11/15/31	12,654	10,909	(a)

Bayview Financial Acquisition Trust, 2005-A A2A	1.195%	2/28/40	509,814	283,890	(a)(c)(d)

Bear Stearns Asset-Backed Securities Trust, 2004-BO1 1A2	0.613%	9/25/34	39,167	38,681	(a)

Bear Stearns Asset-Backed Securities Trust, 2006-1 A	0.543%	2/25/36	131,260	125,982	(a)

Bear Stearns Asset-Backed Securities Trust, 2007-HE6 1A1	1.513%	8/25/37	132,696	85,417	(a)

Bear Stearns Second Lien Trust, 2007-SV1A A1	0.483%	12/25/36	442,866	341,682	(a)(c)

CDC Mortgage Capital Trust, 2002-HE1 A	0.883%	1/25/33	36,776	29,668	(a)

Chase Funding Mortgage Loan Asset-Backed Certificates, 2002-4 2A1	1.003%	10/25/32	12,572	10,231	(a)

Citigroup Mortgage Loan Trust Inc., 2007-SHL1 A	0.663%	11/25/46	719,979	348,000	(a)(c)

Countrywide Asset-Backed Certificates, 2002-4 A1	1.003%	2/25/33	17,598	15,124	(a)

Countrywide Asset-Backed Certificates, 2002-BC1	0.923%	4/25/32	72,473	43,893	(a)

Countrywide Asset-Backed Certificates, 2003-2 3A	0.763%	8/26/33	180,346	118,116	(a)

See Notes to Financial Statements.

4 | Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2010

Legg Mason Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value

Home Equity — continued

Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.593%	7/25/36	$219,547	$126,185	(a)(c)

Countrywide Asset-Backed Certificates, 2007-13 2A1	1.163%	10/25/47	70,630	48,677	(a)

Countrywide Asset-Backed Certificates, 2007-QH1 A1	0.463%	2/25/37	283,990	211,360	(a)(c)

Countrywide Asset-Backed Certificates, 2007-SEA2 1A1	1.263%	8/25/47	278,985	155,785	(a)(c)

Countrywide Home Equity Loan Trust, 2002-G A	0.624%	12/15/28	36,602	28,296	(a)

Countrywide Home Equity Loan Trust, 2004-O	0.534%	2/15/34	35,907	13,535	(a)

Countrywide Home Equity Loan Trust, 2007-GW A	0.804%	8/15/37	169,266	134,090	(a)

Ellington Loan Acquisition Trust, 2007-1 A2A1	1.263%	5/26/37	146,354	128,325	(a)(c)

Ellington Loan Acquisition Trust, 2007-1 A2C	1.513%	5/29/37	200,000	98,830	(a)(c)

EMC Mortgage Loan Trust, 2004-C A1	0.813%	3/25/31	259,547	213,771	(a)(c)

EMC Mortgage Loan Trust, 2006-A A1	0.713%	12/25/42	465,997	357,280	(a)(c)

Fremont Home Loan Trust, 2006-B 2A2	0.363%	8/25/36	54,612	30,388	(a)

GMAC Mortgage Corp. Loan Trust, 2004-VF1 A1	1.013%	2/25/31	162,248	120,679	(a)(c)

GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.473%	11/25/36	124,003	49,408	(a)

GMAC Mortgage Corp. Loan Trust, 2006-HE4 A1	0.443%	12/25/36	130,704	68,908	(a)

GSAA Home Equity Trust, 2007-5 2A3A	0.583%	4/25/37	2,880,000	1,586,922	(a)

GSAA Home Equity Trust, 2007-6 A4	0.563%	5/25/47	2,780,000	1,703,127	(a)

GSAMP Trust, 2003-SEA A1	0.663%	2/25/33	142,544	90,982	(a)

GSAMP Trust, 2004-SEA2 A2B	0.813%	3/25/34	841,497	809,305	(a)

Lehman XS Trust, 2005-5N 1A1	0.563%	11/25/35	126,232	87,594	(a)

Lehman XS Trust, 2006-2N 1A1	0.523%	2/25/46	131,172	72,653	(a)

Lehman XS Trust, 2006-4N A2A	0.483%	4/25/46	277,387	136,838	(a)

Lehman XS Trust, 2007-2N 3A1	0.353%	2/25/37	56,796	51,146	(a)

Lehman XS Trust, 2007-9 1A1	0.383%	6/25/37	1,061,578	620,291	(a)

Merrill Lynch First Franklin Mortgage Loan Trust, 2007-H1 2A1	1.763%	10/25/37	549,529	363,091	(a)

Morgan Stanley Mortgage Loan Trust, 2006-12XS A1	0.383%	10/25/36	3,004	2,972	(a)

Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1	0.353%	9/25/36	68,514	33,143	(a)

MSCC HELOC Trust, 2005-1 A	0.453%	7/25/17	102,516	53,629	(a)

Provident Bank Home Equity Loan Trust, 1999-3 A3	1.043%	1/25/31	17,587	7,936	(a)

Provident Bank Home Equity Loan Trust, 2002-2 A2	0.803%	8/25/31	20,768	8,379	(a)

RAAC Series, 2006-RP3 A	0.533%	5/25/36	66,065	39,226	(a)(c)

RAAC Series, 2007-RP1 A	0.553%	5/25/46	293,265	164,022	(a)(c)

RAAC Series, 2007-SP3 A1	1.463%	9/25/47	1,132,632	845,468	(a)

Renaissance Home Equity Loan Trust, 2003-1 A	0.693%	6/25/33	20,444	16,851	(a)

Residential Asset Mortgage Products Inc., 2002-RS6 AII	1.163%	11/25/32	5,276	2,532	(a)

Residential Asset Mortgage Products Inc., 2003-RS2 AII	0.943%	3/25/33	2,930	1,876	(a)

Residential Funding Securities Corp., 2002-RP2 A1	1.013%	10/25/32	10,064	5,837	(a)(c)(d)

SACO I Trust, 2005-WM3 A3	0.963%	9/25/35	29,678	8,344	(a)

Securitized Asset-Backed Receivables LLC, 2006-FR3 A2	0.403%	5/25/36	37,890	32,349	(a)

Securitized Asset-Backed Receivables LLC, 2007-BR2 A2	0.493%	2/25/37	477,425	226,681	(a)

SG Mortgage Securities Trust, 2007-NC1 A2	0.503%	12/25/36	117,166	55,896	(a)

Southern Pacific Secured Assets Corp., 1998-2 A1	0.603%	7/25/29	5,122	2,454	(a)

Structured Asset Securities Corp., 2004-SC1	8.644%	12/25/29	42,962	40,805	(a)(c)

Structured Asset Securities Corp., 2005-4XS 2A1A	1.996%	3/25/35	56,085	44,242	(a)

Structured Asset Securities Corp., 2007-BC3 1A2	0.403%	5/25/47	100,000	67,581	(a)

Structured Asset Securities Corp., 2007-BC4 A3	0.513%	11/25/37	868,876	830,946	(a)

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report | 5

Legg Mason Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value

Home Equity — continued

Structured Asset Securities Corp., 2007-TC1 A	0.563%	4/25/31	$67,795	$55,523	(a)(c)

Truman Capital Mortgage Loan Trust, 2005-1 A	0.693%	3/25/37	994,747	654,124	(a)(c)(d)

UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	9,474	8,762

Wachovia Asset Securitization Inc., 2002-HE2	0.693%	12/25/32	36,263	26,772	(a)

Total Home Equity				12,227,161

Manufactured Housing — 0.9%

Bank of America Manufactured Housing Contract Trust, 1997-2M	6.900%	4/10/28	710,000	988,814	(a)

Student Loan — 1.2%

Nelnet Student Loan Trust, 2008-4 A4	1.796%	4/25/24	1,300,000	1,373,981	(a)

Total Asset-Backed Securities (Cost — $16,394,883)				15,268,096

Collateralized Mortgage Obligations — 23.6%

American Home Mortgage Assets, 2006-2 2A1	0.453%	9/25/46	105,400	61,227	(a)

ARM Trust, 2005-10 1A21	3.451%	1/25/36	38,063	27,646	(a)

Banc of America Funding Corp., 2003-1 A1	6.000%	5/20/33	6,245	6,320

Banc of America Funding Corp., 2004-B 3A2	3.464%	12/20/34	24,870	18,171	(a)

Banc of America Funding Corp., 2005-E 8A1	3.258%	6/20/35	106,891	58,086	(a)

Banc of America Funding Corp., 2006-D 6A1	5.730%	5/20/36	1,997,628	1,344,985	(a)

Banc of America Funding Corp., 2007-C 5A1	5.179%	5/20/36	576,487	474,894	(a)

BCAP LLC Trust, 2006-AA1 A1	0.453%	10/25/36	1,822,215	1,056,489	(a)

Bear Stearns Alt-A Trust, 2004-8 1A	0.963%	9/25/34	1,144,462	979,782	(a)

Bear Stearns ARM Trust, 2004-10 15A1	3.467%	1/25/35	82,365	75,849	(a)

Bear Stearns ARM Trust, 2004-10 31A1	3.443%	1/25/35	74,638	62,943	(a)

Bear Stearns ARM Trust, 2005-6 1A1	3.724%	8/25/35	636,264	471,649	(a)

Chevy Chase Mortgage Funding Corp., 2004-1A A1	0.543%	1/25/35	194,499	140,857	(a)(c)

Commercial Mortgage Lease-Backed Certificates, 2001-CMLB A1	6.746%	6/20/31	1,314,876	1,435,088	(c)

Countrywide Alternative Loan Trust, 2005-17 2A1	0.503%	7/25/35	140,677	82,268	(a)

Countrywide Alternative Loan Trust, 2005-24 1A1	1.773%	7/20/35	1,894,077	1,115,945	(a)

Countrywide Alternative Loan Trust, 2005-24 4A1	0.486%	7/20/35	106,255	64,410	(a)

Countrywide Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	2,611,573	2,261,225

Countrywide Alternative Loan Trust, 2006-0A2 A5	0.486%	5/20/46	232,099	104,812	(a)

Countrywide Alternative Loan Trust, 2006-OA11 A4	0.453%	9/25/46	179,516	102,958	(a)

Countrywide Alternative Loan Trust, 2007-OA2 2A1	0.393%	3/25/47	159,836	81,590	(a)

Countrywide Home Loan Mortgage Pass-Through Trust, 2005-9 1A1	0.563%	5/25/35	146,407	92,635	(a)

Countrywide Home Loans, 2005-R3 AF	0.663%	9/25/35	401,535	323,817	(a)(c)

Countrywide Home Loans, 2006-3 2A1	0.513%	3/25/36	40,811	23,732	(a)

Credit Suisse First Boston Mortgage Securities Corp., 2001-28 1A1	0.913%	11/25/31	134,348	87,373	(a)

Crusade Global Trust, 2003-2	0.451%	9/18/34	89,327	87,529	(a)(d)

CS First Boston Mortgage Securities Corp., 2004-AR5 7A2	2.913%	6/25/34	46,511	45,659	(a)

Deutsche Mortgage Securities Inc., 2005-WF1 1A3	5.175%	6/26/35	1,090,000	927,550	(a)(c)

GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.613%	3/25/35	692,678	560,007	(a)(c)

GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.613%	9/25/35	140,385	111,886	(a)(c)

GSR Mortgage Loan Trust, 2004-14 3A2	3.508%	12/25/34	66,726	47,551	(a)

GSR Mortgage Loan Trust, 2005-AR3 1A1	0.703%	5/25/35	110,888	86,631	(a)

Harborview Mortgage Loan Trust, 2006-13 A	0.436%	11/19/46	271,710	144,920	(a)

Harborview Mortgage Loan Trust, 2006-2	3.401%	2/25/36	189,657	114,808	(a)

Harborview Mortgage Loan Trust, 2007-4 2A1	0.476%	7/19/47	145,433	99,012	(a)

See Notes to Financial Statements.

6 | Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2010

Legg Mason Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value

Collateralized Mortgage Obligations — continued

Harborview Mortgage Loan Trust, 2007-7 2A1A	1.263%	11/25/47	$210,141	$137,646	(a)

Homebanc Mortgage Trust, 2004-2 A1	0.633%	12/25/34	106,165	94,036	(a)

IMPAC Secured Assets Corp., 2005-2 A1	0.583%	3/25/36	436,804	243,048	(a)

Indymac INDA Mortgage Loan Trust, 2007-AR7 1A1	6.143%	11/25/37	428,771	340,156	(a)

Indymac Index Mortgage Loan Trust, 2005-AR14 2A1A	0.563%	7/25/35	73,785	49,722	(a)

Indymac Index Mortgage Loan Trust, 2006-AR6 2A1A	0.463%	6/25/47	149,717	81,336	(a)

JPMorgan Chase Commercial Mortgage Securities Corp.,
2006-LDP9 A3	5.336%	5/15/47	100,000	98,795

JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	1,701,938	1,148,573

La Hipotecaria SA, 2007-1GA A	5.500%	12/23/36	495,009	457,884	(a)(c)

LB-UBS Commercial Mortgage Trust, 2007-C7 A3	5.866%	9/15/45	200,000	199,661	(a)

Lehman XS Trust, 2005-5N 3A1A	0.563%	11/25/35	105,029	71,989	(a)

Lehman XS Trust, 2007-8H A1	0.393%	6/25/37	99,882	47,044	(a)

Luminent Mortgage Trust, 2006-2 A1A	0.463%	2/25/46	154,660	86,235	(a)

Luminent Mortgage Trust, 2006-4 A1A	0.453%	5/25/46	126,782	69,798	(a)

Luminent Mortgage Trust, 2006-7 2A1	0.433%	12/25/36	71,065	40,717	(a)

MASTR ARM Trust, 2007-R5 A1	5.581%	11/25/35	1,733,433	965,775	(a)(c)

MASTR ARM Trust, 2004-4 3A1	2.313%	5/25/34	174,482	159,333	(a)

MASTR ARM Trust, 2005-7 3A1	2.518%	9/25/35	181,115	73,224	(a)

MASTR ARM Trust, 2007-3 22A4	0.563%	5/25/47	200,000	44,184	(a)

Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	5.602%	3/25/36	2,011,567	1,282,273	(a)

MLCC Mortgage Investors Inc., 2003-G XA2, IO	1.410%	1/25/29	294,325	5,004	(a)(d)(e)

Morgan Stanley Capital I, 1999-LIFE E	7.138%	4/15/33	242,986	242,837	(a)

Morgan Stanley Mortgage Loan Trust, 2007-6XS 2A1M	0.483%	2/25/47	373,152	85,681	(a)

Prime Mortgage Trust, 2005-2 2A1	7.454%	10/25/32	71,525	69,047	(a)

Provident Funding Mortgage Loan Trust, 2005-1 1A1	3.040%	5/25/35	35,435	30,444	(a)

Regal Trust IV, 1999-1 A	3.328%	9/29/31	15,465	14,561	(a)(c)

Residential Accredit Loans Inc., 2006-QA2 1A1	0.513%	2/25/36	160,306	90,807	(a)

Residential Accredit Loans Inc., 2006-QO7 3A2	0.468%	9/25/46	4,000,000	1,609,216	(a)

Residential Accredit Loans Inc., 2006-QS8 A2	6.000%	8/25/36	2,571,327	1,500,295

Residential Accredit Loans Inc., 2007-Q01 A1	0.413%	2/25/37	149,556	90,249	(a)

Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	98,843	92,028

Structured ARM Loan Trust, 2005-12 3A1	5.099%	6/25/35	65,239	50,142	(a)

Structured ARM Loan Trust, 2005-19XS 1A1	0.583%	10/25/35	74,414	48,556	(a)

Structured Asset Mortgage Investments Inc., 2006-AR2 A1	0.493%	2/25/36	288,667	169,919	(a)

Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.473%	4/25/36	293,937	170,669	(a)

Structured Asset Mortgage Investments Inc., 2006-AR7 A1A	0.473%	8/25/36	464,297	278,100	(a)

Structured Asset Mortgage Investments Inc., 2007-AR4 A1	0.463%	9/25/37	141,885	139,430	(a)

Structured Asset Securities Corp., 2004-2 4A1	2.686%	3/25/34	44,114	43,303	(a)

Terwin Mortgage Trust, 2006-9HGA A1	0.343%	10/25/37	94,388	93,298	(a)(c)

Thornburg Mortgage Securities Trust, 2007-4 2A1	6.186%	9/25/37	323,901	292,614	(a)

Thornburg Mortgage Securities Trust, 2007-4 3A1	6.192%	9/25/37	333,913	296,448	(a)

Voyager Dwnys Delaware Trust, 2009-1 UGL2	1.442%	3/20/47	289,889	24,641	(a)(c)(d)(e)

Washington Mutual Inc. Mortgage Pass-Through Certificates	0.663%	1/25/45	467,594	349,078	(a)

Washington Mutual Inc. Mortgage Pass-Through Certificates,
2005-AR15 A1A2	0.543%	11/25/45	112,685	81,463	(a)

Washington Mutual Inc. Mortgage Pass-Through Certificates,
2005-AR17 A1A1	0.533%	12/25/45	144,683	114,555	(a)

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report | 7

Legg Mason Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value

Collateralized Mortgage Obligations — continued

Washington Mutual Inc. Mortgage Pass-Through Certificates,
2005-AR17 A1A2	0.553%	12/25/45	$217,025	$159,429	(a)

Washington Mutual Inc. Mortgage Pass-Through Certificates,
2005-AR9 A1A	0.583%	7/25/45	429,650	356,798	(a)

Washington Mutual Inc. Pass-Through Certificates, 2005-AR1 A1A	0.583%	1/25/45	108,810	90,579	(a)

Washington Mutual Inc. Pass-Through Certificates, 2006-AR1 2A1A	1.533%	1/25/46	198,668	157,320	(a)

Washington Mutual Inc. Pass-Through Certificates, 2006-AR11 1A	1.423%	9/25/46	230,020	149,900	(a)

Washington Mutual Inc. Pass-Through Certificates, 2006-AR6 2A3	5.888%	8/25/36	1,060,000	857,087	(a)

Total Collateralized Mortgage Obligations (Cost — $27,080,882)				26,225,231

Corporate Bonds & Notes — 7.9%

Financials — 7.9%

Commercial Banks — 2.7%

Barclays Bank PLC, Senior Notes	5.000%	9/22/16	350,000	363,124

Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	400,000	420,000	(a)(c)(f)

Landwirtschaftliche Rentenbank, Senior Bonds	3.125%	7/15/15	950,000	964,069

Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	950,000	976,685

Royal Bank of Scotland PLC, Senior Notes	4.875%	3/16/15	200,000	205,289

Total Commercial Banks				2,929,167

Consumer Finance — 1.4%

FIA Credit Services N.A., Subordinated Notes	7.125%	11/15/12	1,440,000	1,577,408

Diversified Financial Services — 3.8%

Bank of America Corp., Senior Notes	4.500%	4/1/15	350,000	353,591

Citigroup Inc., Senior Notes	5.500%	10/15/14	1,700,000	1,767,743

European Investment Bank, Notes	2.875%	1/15/15	950,000	963,727

Private Export Funding Corp., Notes	4.950%	11/15/15	1,060,000	1,163,835

Total Diversified Financial Services				4,248,896

Total Financials				8,755,471

Industrials — 0.0%

Airlines — 0.0%

Delta Air Lines Inc., Pass-Through Certificates	6.619%	3/18/11	39,471	39,866

Total Corporate Bonds and Notes (Cost — $8,576,066)				8,795,337

Municipal Bonds — 0.6%

California — 0.3%

California State, GO, Build America Bonds	7.300%	10/1/39	310,000	332,134

Georgia — 0.3%

Municipal Electric Authority, GA, Build America Bonds,
Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	350,000	367,409

Total Municipal Bonds (Cost — $662,537)				699,543

Sovereign Bonds — 3.7%

Canada — 1.7%

Province of Ontario, Notes	2.950%	2/5/15	1,880,000	1,896,087

France — 2.0%

Societe Financement de l’Economie Francaise, Senior Bonds	2.875%	9/22/14	2,150,000	2,185,370	(c)

Total Sovereign Bonds (Cost — $4,017,743)				4,081,457

See Notes to Financial Statements.

8 | Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2010

Legg Mason Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value

U.S. Government & Agency Obligations — 24.7%

U.S. Government Agencies — 17.0%

Federal Home Loan Bank (FHLB)	0.757%	9/16/14	$1,690,000	$1,693,487	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.750%	4/30/12	2,000,000	2,002,450

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.750%	10/12/12	2,000,000	2,000,252

Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.775%	3/1/33	271,637	282,890	(a)

Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	1,880,000	2,309,392

Federal National Mortgage Association (FNMA), Notes	1.000%	9/18/12	2,000,000	1,997,990

Federal National Mortgage Association (FNMA), Notes	0.850%	4/8/13	4,150,000	4,151,477

Federal National Mortgage Association (FNMA), Notes	5.000%	5/20/24	2,500,000	2,502,235	(g)

Federal National Mortgage Association (FNMA), Subordinated Notes	5.250%	8/1/12	600,000	647,399

Federal National Mortgage Association (FNMA), Subordinated Notes	4.625%	5/1/13	890,000	955,051

Tennessee Valley Authority	5.250%	9/15/39	350,000	357,225

Total U.S. Government Agencies				18,899,848

U.S. Government Obligations — 7.7%

U.S. Treasury Bonds	4.500%	8/15/39	800,000	796,125

U.S. Treasury Bonds	4.625%	2/15/40	5,040,000	5,120,327

U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	2,510,000	1,314,226

U.S. Treasury Strip Principal (STRIPS)	0.000%	2/15/25	2,510,000	1,296,864

Total U.S. Government Obligations				8,527,542

Total U.S. Government & Agency Obligations (Cost — $26,972,506)				27,427,390

		Expiration Date	Contracts

Purchased Options — 0.1%

U.S. Treasury 10-Year Notes Futures, Call @ $117.50		5/21/10	13	11,781

U.S. Treasury 10-Year Notes Futures, Call @ $118.00		5/21/10	13	7,922

U.S. Treasury 10-Year Notes Futures, Call @ $119.00		5/21/10	50	11,719

U.S. Treasury 10-Year Notes Futures, Call @ $121.00		8/27/10	269	79,859

U.S. Treasury 30-Year Bonds Futures, Call @ $121.00		5/21/10	11	2,063

Total Purchased Options (Cost — $91,923)				113,344

Total Investments before Short-Term Investments (Cost — $114,259,230)				113,926,874

	Rate	Maturity Date	Face Amount

Short-Term Investments — 6.0%

U.S. Government Agencies — 0.0%

Federal National Mortgage Association (FNMA), Discount Notes	0.180%	8/23/10	$9,000	8,995	(g)(h)

Federal National Mortgage Association (FNMA), Discount Notes	0.220%	9/1/10	3,000	2,998	(g)(h)

Total U.S. Government Agencies (Cost — $11,993)				11,993

Repurchase Agreement — 6.0%

Barclays Capital Inc. tri-party repurchase agreement
dated 4/30/10; Proceeds at maturity — $6,700,101;
(Fully collateralized by U.S, government obligations,
1.000% due 12/31/11; Market value — $6,834,002)
(Cost — $6,700,000)	0.180%	5/3/10	6,700,000	6,700,000

Total Short-Term Investments (Cost — $6,711,993)				6,711,993

Total Investments — 108.4% (Cost — $120,971,223#)				120,638,867

Liabilities in Excess of Other Assets — (8.4)%				(9,305,576)

Total Net Assets — 100.0%				$111,333,291

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report | 9

Legg Mason Western Asset SMASh Series M Fund

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2010.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(e)	Illiquid security.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CMT	— Constant Maturity Treasury
GO	— General Obligation
HELOC	— Home Equity Line of Credit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Written Options

Security	Expiration Date	Strike Price	Contracts	Value

Written Option — 0.0%

U.S. Treasury 10-Year Notes Futures, Call	8/27/10	$122.00	269	$50,438

Total Written Options (Premiums received — $36,954)				$50,438

See Notes to Financial Statements.

10 | Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report

Statement of assets and liabilities (unaudited)
April 30, 2010

Assets:
Investments, at value (Cost — $120,971,223)	$120,638,867
Cash	15,039
Receivable for securities sold	30,306,535
Interest receivable	522,733
Receivable for Fund shares sold	211,750
Deposits with brokers for open swap contracts	100,000
Unrealized appreciation on swaps	73,545
Receivable from investment manager	18,680
Receivable for open swap contracts	4,795
Premiums paid for open swaps	2,533
Principal paydown receivable	22
Prepaid expenses	7,321
Total Assets	151,901,820

Liabilities:
Payable for securities purchased	40,000,655
Payable for Fund shares repurchased	315,217
Premiums received for open swaps	111,815
Written options, at value (premium received $36,954)	50,438
Payable to broker — variation margin on open futures contracts	20,655
Payable for open swap contracts	14,087
Trustees’ fees payable	516
Accrued expenses	55,146
Total Liabilities	40,568,529
Total Net Assets	$111,333,291

Net Assets:
Par value (Note 5)	$110
Paid-in capital in excess of par value	110,174,803
Undistributed net investment income	623,377
Accumulated net realized gain on investments, futures contracts, written options and swap contracts	886,958
Net unrealized depreciation on investments, futures contracts, written options and swap contracts	(351,957)
Total Net Assets	$111,333,291

Shares Outstanding	10,979,898

Net Asset Value	$10.14

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report | 11

Statement of operations (unaudited)
For the Six Months Ended April 30, 2010

Investment Income:
Interest	$3,064,221

Expenses:
Shareholder reports	46,651
Registration fees	21,572
Audit and tax	20,999
Legal fees	14,380
Transfer agent fees	5,093
Custody fees	2,527
Insurance	1,681
Trustees’ fees	820
Miscellaneous expenses	3,624
Total Expenses	117,347
Less: Fee waivers and/or expense reimbursements (Note 2)	(116,652)
Compensating balance agreements (Note 1)	(695)
Net Investment Income	3,064,221

Realized and Unrealized Gain (Loss) on Investments, Futures Contract, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(116,752)
Futures contracts	812,243
Written options	468,638
Swap contracts	(24,850)
Net Realized Gain	1,139,279
Change in Net Unrealized Appreciation/Depreciation From:
Investments	5,015,883
Futures contracts	(127,152)
Written options	(88,076)
Swap contracts	119,707
Change in Net Unrealized Appreciation/Depreciation	4,920,362
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	6,059,641
Increase in Net Assets From Operations	$9,123,862

See Notes to Financial Statements.

12 | Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2010 (unaudited) and the Year Ended October 31, 2009	2010	2009

Operations:
Net investment income	$3,064,221	$6,438,796
Net realized gain	1,139,279	2,498,391
Change in net unrealized appreciation/depreciation	4,920,362	5,511,676
Increase in Net Assets From Operations	9,123,862	14,448,863

Distributions to Shareholders From (Note 1):
Net investment income	(4,467,484)	(5,560,910)
Net realized gains	(365,316)	(1,400,851)
Decrease in Net Assets From Distributions to Shareholders	(4,832,800)	(6,961,761)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	21,635,814	17,608,328
Cost of shares repurchased	(12,862,685)	(35,374,580)
Increase (Decrease) in Net Assets From Fund Share Transactions	8,773,129	(17,766,252)
Increase (Decrease) in Net Assets	13,064,191	(10,279,150)

Net Assets:
Beginning of period	98,269,100	108,548,250
End of period*	$111,333,291	$98,269,100
*Includes undistributed net investment income of:	$623,377	$2,026,640

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report | 13

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

	2010[1]	2009	2008	2007[2]

Net asset value, beginning of period	$9.74	$8.95	$10.00	$10.00

Income (loss) from operations:

Net investment income	0.27	0.61	0.49	0.37
Net realized and unrealized gain (loss)	0.58	0.81	(0.97)	(0.02)
Total income (loss) from operations	0.85	1.42	(0.48)	0.35

Less distributions from:

Net investment income	(0.42)	(0.51)	(0.46)	(0.35)
Net realized gains	(0.03)	(0.12)	(0.11)	—
Total distributions	(0.45)	(0.63)	(0.57)	(0.35)

Net asset value, end of period	$10.14	$9.74	$8.95	$10.00
Total return[3]	9.06%	16.90%	(5.07)%	3.59%

Net assets, end of period (000s)	$111,333	$98,269	$108,548	$43,834

Ratios to average net assets:

Gross expenses[6]	0.23%[4]	0.27%[5]	0.26%[5]	1.77%[4,5]
Net expenses[7,8]	0.00 [4,9]	0.00	0.00	0.00 [4]
Net investment income	5.89 [4]	6.70	5.64	5.17 [4]

Portfolio turnover rate	77%[10]	70%[10]	90%[10]	553%[10]

[1]	For the six months ended April 30, 2010 (unaudited).

[2]	For the period December 27, 2006 (inception date) to October 31, 2007.

[3]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager pursuant to an expense reimbursement agreement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Includes the Fund’s share of SMASh Series M Portfolio’s allocated expenses prior to April 18, 2009.

[6]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[7]

The Fund’s manager has entered into an expense reimbursement agreement with the Fund, which expires on December 31, 2011, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement agreement does not cover interest, brokerage, taxes and extraordinary expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact to the expense ratio was less than 0.01% as a result of compensating balance agreements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 176% for the six months ended April 30, 2010, 283% and 582% for the years ended October 31, 2009 and 2008, respectively, and 647% for the period ended October 31, 2007.

See Notes to Financial Statements.

14 | Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Legg Mason Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the issuance date of the financial statements.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report | 15

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Mortgage-backed securities	—	$31,316,476	—	$31,316,476
Asset-backed securities	—	15,268,096	—	15,268,096
Collateralized mortgage obligations	—	26,195,586	$29,645	26,225,231
Corporate bonds & notes	—	8,795,337	—	8,795,337
Municipal bonds	—	699,543	—	699,543
Sovereign bonds	—	4,081,457	—	4,081,457
U.S. government & agency obligations	—	27,427,390	—	27,427,390
Purchased options	$113,344	—	—	113,344
Total long-term investments	$113,344	$113,783,885	$29,645	$113,926,874
Short-term investments†	—	6,711,993	—	6,711,993
Total investments	$113,344	$120,495,878	$29,645	$120,638,867
Other financial instruments:
Futures contracts	$(79,662)	—	—	$(79,662)
Written options	(50,438)	—	—	(50,438)
Interest rate swaps‡	—	$10,247	—	10,247
Credit default swaps on credit indices — sell protection‡	—	(45,984)	—	(45,984)
Total other financial instruments	$(130,100)	$(35,737)	—	$(165,837)
Total	$(16,756)	$120,460,141	$29,645	$120,473,030

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Collateralized Mortgage Obligations
Balance as of October 31, 2009	$5,134
Accrued premiums/discounts	—
Realized gain/(loss)	—
Change in unrealized appreciation (depreciation)[1]	17,445
Net purchases (sales)	(17,575)
Net transfers in and/or out of Level 3	24,641
Balance as of April 30, 2010	$29,645
Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2010[1]	$17,445

1

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued

16 | Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates and foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option),

Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report | 17

including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Swap agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked to market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by the Fund are recognized in the Statement of Operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities held as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as realized gain or loss at the time of receipt or payment in the Statement of Operations.

Credit default swaps

 The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to a sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

18 | Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Stripped Securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to

Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report | 19

maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(i) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Compensating balance agreements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. The amount is shown as a reduction of expenses in the Statement of Operations.

20 | Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”) as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(p) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The manager and subadvisers do not charge management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and the Fund’s manager and subadvisers will be compensated directly or indirectly by separately managed account program sponsors. If the management fee was charged to the Fund, a fee of 0.087% of the Fund’s daily net assets could have been imputed. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement agreement with the Fund, which expires on December 31, 2011, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. During the six months ended April 30, 2010, the Fund was reimbursed for expenses amounting to $116,652.This expense reimbursement agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations

Purchases	$ 8,999,749	$188,043,529

Sales	14,610,718	172,279,199

Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report | 21

At April 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation					$6,500,459

Gross unrealized depreciation					(6,832,815)

Net unrealized depreciation					$(332,356)

At April 30, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)

Contracts to Buy:

U.S. Treasury Bond	61	6/10	$7,312,667	$7,565,906	$253,239

Contracts to Sell:

U.S. Treasury 5-Year Notes	55	6/10	$6,342,868	$6,372,266	$(29,398)

U.S. Treasury 10-Year Notes	120	6/10	13,938,298	14,148,750	(210,452)

U.S. Treasury 30-Year Bonds	35	6/10	4,074,136	4,167,187	(93,051)

					(332,901)

Net unrealized loss on open futures contracts					$(79,662)

During the six months ended April 30, 2010, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums

Written options, outstanding October 31, 2009	287	$111,430

Options written	2,561	792,271

Options closed	(1,816)	(610,814)

Options expired	(763)	(255,933)

Written options, outstanding April 30, 2010	269	$36,954

At April 30, 2010, the Fund held TBA securities with a total cost of $17,283,525.

At April 30, 2010, the Fund had the following open swap contracts:

INTEREST RATE SWAPS

Swap Counterparty	Notional Amount	Termination Date	Payments Made by the Fund‡	Payments Received by the Fund‡	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Barclay’s Capital Inc.	$3,200,000	3/17/20	3.600% semi annually	3-Month LIBOR	$2,533	$7,714

‡	Percentage shown is an annual percentage rate.

As of April 30, 2010, the three- and six-month London Interbank Offered Rates were 0.35% and 0.53%, respectively.

22 | Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION[1]

Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund‡	Market Value[3]	Upfront Premiums Paid/ (Received)	Unrealized Appreciaiton/ (Depreciation)

Barclay’s Capital Inc.
(CDX North America
Crossover Index)	$2,904,000	12/20/12	0.600% quarterly	$(22,650)	$(71,961)	$49,311

Barclay’s Capital Inc.
(CDX North America
Crossover Index)	968,000	6/20/12	0.350% quarterly	(9,009)	(9,645)	636

Barclay’s Capital Inc.
(CDX North America
Crossover Index)	933,330	12/20/12	1.400% quarterly	(14,325)	(30,209)	15,884

Total	$4,805,330			$(45,984)	$(111,815)	$65,831

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡	Percentage shown is an annual percentage rate.

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2010.

ASSET DERIVATIVES[1]

	Interest Rate Contracts Risk	Credit Contracts Risk	Other Contracts Risk	Total

Options purchased[2]	$113,344	—	—	$113,344

Futures contracts[3]	253,239	—	—	253,239

Swap contracts[4]	10,247	—	—	10,247

Total	$376,830	—	—	$376,830

LIABILITY DERIVATIVES[1]

	Interest Rate Contracts Risk	Credit Contracts Risk	Other Contracts Risk	Total

Written options	$50,438	—	—	$50,438

Futures contracts[3]	332,901	—	—	332,901

Swap contracts[4]	—	$45,984	—	45,984

Total	$383,339	$45,984	—	$429,323

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation(depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

[4]	Values include premiums paid/(received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report | 23

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2010. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED

	Interest Rate Contracts Risk	Credit Contracts Risk	Other Contracts Risk	Total

Purchased options	$(50,686)	—	—	$(50,686)

Written options	468,638	—	—	468,638

Futures contracts	812,243	—	—	812,243

Swap contracts	14,231	$(39,081)	—	(24,850)

Total	$1,244,426	$(39,081)	—	$1,205,345

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED

	Interest Rate Contracts Risk	Credit Contracts Risk	Other Contracts Risk	Total

Purchased options	$21,421	—	—	$21,421

Written options	(88,076)	—	—	(88,076)

Futures contracts	(127,152)	—	—	(127,152)

Swap contracts	7,714	$111,993	—	119,707

Total	$(186,093)	$111,993	—	$(74,100)

During the six months ended April 30, 2010, the volume of derivative activity for the Fund was as follows:

				Average market value

Purchased options				$31,866

Written options				175,151

Futures contracts (to buy)				78,653,454

Futures contracts (to sell)				30,245,373

				Average notional balance

Interest rate swap contracts				$10,085,714

Credit default swap contracts (to buy protection)†				1,285,714

Credit default swap contracts (to sell protection)				4,814,664

†	At April 30, 2010, there were no open positions held in this derivative.

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

As of April 30, 2010, the total value of swap positions with credit related contingent features in a net liability position was $45,984. If a contingent feature would have been triggered as of April 30, 2010, the Fund would have been required to pay this amount in cash to its counterparties. The Fund posted collateral for its swap transactions in the amount of $100,000.

24 | Legg Mason Western Asset SMASh Series M Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

5. Shares of beneficial interest

At April 30, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Six Months Ended April 30, 2010	Year Ended October 31, 2009

Shares sold	2,218,269	1,993,447

Shares repurchased	(1,322,626)	(4,036,402)

Net increase (decrease)	895,643	(2,042,955)

6. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit ruled that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. After full briefing, oral argument took place on May 4, 2010. The parties are awaiting a decision.

Legg Mason Western Asset SMASh Series M Fund | 25

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 9-10, 2009, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Legg Mason Western Asset SMASh Series M Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund. At that meeting, the Board, including the Independent Trustees, also approved for an annual period the continuation of a sub-advisory agreement (together with the Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Subadviser and Western Asset Management Company Limited (together with the Subadviser, the “Subadvisers”), an affiliate of the Manager and the Subadvisers, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided by management before the meeting. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager or Subadvisers were present. In approving the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the

26 | Legg Mason Western Asset SMASh Series M Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers had continued to expand as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadvisers.

The Board considered the division of responsibilities between the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadvisers’ brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreements were satisfactory.

Fund performance

The Board received and considered performance information for the Fund. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark. In that regard, the Subadviser previously had indicated that the Fund did not readily fit into any category of funds maintained by Lipper, Inc., an independent provider of investment company data, and that, as a result, information comparing the Fund’s performance to its benchmark would be a better measure for evaluating the Fund’s performance.

The information comparing the Fund’s performance to that of its benchmark showed, among other data, that the Fund’s performance for the 1-year period ended October 31, 2009 was above its benchmark.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board noted that the contractual management fee for the Fund is zero. The Board also recognized that the Manager had agreed to pay all expenses of the Fund, except brokerage, interest, taxes and extraordinary expenses. The Board recognized that shareholders of the Fund are participants in separately managed account programs and pay fees to the program sponsors for the costs and expenses of the program, including fees for advice and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to the investment strategy managed or advised by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the Fund. In certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s account.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the

Legg Mason Western Asset SMASh Series M Fund | 27

Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant two years ago. The Board considered that the Fund does not pay a contractual management fee, and it recognized that the Manager had agreed to pay all expenses of the Fund except brokerage, interest, taxes and extraordinary expenses.

Economies of scale

The Board noted that, at the time of the meeting, the separately managed account programs of which the Fund is a part are relatively new and that the Fund had not been operating for a significant amount of time. The Board also noted that the Manager has agreed to pay the Fund’s ordinary operating expenses, other than brokerage, interest, taxes and extraordinary expenses, but considered that as assets in the Fund grow, the Manager may realize economies of scale.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

***

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreements would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Legg Mason Western Asset
SMASh Series M Fund

Trustees
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager
Legg Mason Partners Fund
Advisor, LLC

Subadvisers
Western Asset Management Company

Western Asset Management Company Limited

Distributor
Legg Mason Investor Services, LLC

Custodian
State Street Bank and Trust Company

Transfer agent
Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

Independent registered public accounting firm
KPMG LLP
345 Park Avenue
New York, NY 10154

Legg Mason Western Asset SMASh Series M Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Legg Mason Western Asset SMASh Series M Fund
55 Water Street
New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset SMASh Series M Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC
Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eighth-largest money manager in the world, according to Pensions & Investments, May 31, 2010, based on 12/31/09 worldwide institutional assets under management.

www.leggmason.com/individualinvestors
©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC
FD04235 6/10 SR10-1094

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Institutional Trust

July 1, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date: July 1, 2010

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Institutional Trust

Date: July 1, 2010